DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets and Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unbilled receivables and deferred revenue
Contract assets (unbilled receivables)	$ 3,680,327	$ 23,710,133	$ 17,989,998
Contract liabilities (deferred revenue)	$ 2,666,547	$ 2,435,909	$ 2,318,412	$ 1,420,900